CONTINGENCIES	12 Months Ended
Dec. 31, 2011
CONTINGENCIES
CONTINGENCIES

NOTE 15 — CONTINGENCIES

From time to time, Bancorp may become a plaintiff and/or defendant in certain claims and legal actions arising in the ordinary course of commercial banking involving real estate lending transactions and other ordinary routine litigation incidental to the business of Bancorp.  Bancorp is not currently a party to any pending legal proceedings that Bancorp believes would have a material adverse effect on the financial condition or results of operations of Bancorp.